Inventories	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Inventories
		2018	2017

Finished goods	-	5,542,220	4,255,114
Raw materials, production inputs and packaging	-	1,578,523	1,715,757
Maintenance materials	-	465,684	365,803
Advances to suppliers	-	93,445	275,169
Imports in transit	-	838,099	74,670
Total	-	8,517,971	6,686,513
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In current assets	-	8,486,577	6,640,049
In non-current assets	-	31,394	46,464
Total	-	8,517,971	6,686,513

Inventories of finished products are stated at average cost of purchase or production or the estimated price of sale or acquisition, excluding taxes, whichever is lower.

The value of finished products includes raw materials, ancillary and maintenance materials used, depreciation of industrial facilities, expenses with Company’s and third-party personnel involved in industrial production and maintenance, and logistics expenses with the transfer of these products from the plants to the sale terminals.

Finished goods are measured at the lower of cost and net realizable value, and, when necessary, a provision is recorded. For this estimate, the Company considers the sale price projected, reduced by all costs of sale, for the period during which it expects to sell the product. This period is determined based on the historical data for the turnover of the respective inventory. In 2018, the net effect of this provision is R$13,906.